UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/13

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   03/31/2013

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  $259,028.76


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	20041.31 	192335		SH 	SOLE		N/A		192335		0		0
Canadian Natural Resources	COM		136385101	16346.17 	508750.98	SH 	SOLE		N/A		508750.98	0		0
Pepsico				COM		713448108	11703.77 	147943		SH 	SOLE		N/A		147943		0		0
Johnson & Johnson		COM		478160104	11605.17 	142342.39	SH 	SOLE		N/A		142342.39	0		0
Wells Fargo			COM		949746101	11193.34 	302604.6	SH 	SOLE		N/A		302604.6	0		0
Applied Materials		COM		38222105	10843.19 	804391.23	SH 	SOLE		N/A		804391.23	0		0
Pfizer				COM		717081103	10666.37 	369589.98	SH 	SOLE		N/A		369589.98	0		0
Cisco Systems			COM		17275R102	10452.18 	500224		SH 	SOLE		N/A		500224		0		0
Fairfax Financial		COM		303901102	10376.16 	26528		SH 	SOLE		N/A		26528		0		0
Microsoft			COM		594918104	9825.11 	343475.15	SH 	SOLE		N/A		343475.15	0		0
United Parcel Service - Class B	COM		911312106	9608.00 	111851		SH 	SOLE		N/A		111851		0		0
U S Bancorp			COM		902973304	9536.74 	281071		SH 	SOLE		N/A		281071		0		0
Visa				COM		92826C839	9539.57 	56168		SH 	SOLE		N/A		56168		0		0
National Oilwell Varco		COM		637071101	9175.09 	129683.2	SH 	SOLE		N/A		129683.2	0		0
Google				COM		38259P508	9005.30 	11339		SH 	SOLE		N/A		11339		0		0
Procter & Gamble		COM		742718109	8356.06 	108435.8	SH 	SOLE		N/A		108435.8	0		0
Bank of America			COM		60505104	8173.99 	671099.31	SH 	SOLE		N/A		671099.31	0		0
Sysco				COM		871829107	8102.79 	230389.31	SH 	SOLE		N/A		230389.31	0		0
Citigroup			COM		172967101	8028.76 	181482		SH 	SOLE		N/A		181482		0		0
3M				COM		88579Y101	7190.60 	67638		SH 	SOLE		N/A		67638		0		0
Wal-Mart Stores			COM		931142103	7150.40 	95555.32	SH 	SOLE		N/A		95555.32	0		0
Oracle				COM		68389X105	6864.98 	212341		SH 	SOLE		N/A		212341		0		0
American Express		COM		25816109	6626.95 	98235.22	SH 	SOLE		N/A		98235.22	0		0
General Electric		COM		369604103	6517.40 	281894.66	SH 	SOLE		N/A		281894.66	0		0
Molson Coors Brewing B		COM		60871R209	4899.61 	100135		SH 	SOLE		N/A		100135		0		0
Automatic Data Processing	COM		53015103	3485.67 	53601		SH 	SOLE		N/A		53601		0		0
Becton Dickinson		COM		75887109	3484.70 	36447		SH 	SOLE		N/A		36447		0		0
Du Pont E I De Nemours		COM		263534109	3338.11 	67903		SH 	SOLE		N/A		67903		0		0
Hewlett Packard			COM		428236103	2295.72 	96297		SH 	SOLE		N/A		96297		0		0
Covidien			COM		G2554F105	2285.06 	33683.07	SH 	SOLE		N/A		33683.07	0		0
Republic Services		COM		760759100	1346.14 	40792		SH 	SOLE		N/A		40792		0		0
Paychex				COM		704326107	807.95 		23044.72	SH 	SOLE		N/A		23044.72	0		0
Apple				COM		37833100	156.38 		353.28		SH 	SOLE		N/A		353.28		0		0